Income Taxes - Components of income tax provision (benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Deferred
Federal							$ 7,000	$ 5,000
Valuation allowance							(7,900,000)	(7,000,000.0)
Provision for income taxes							7,000	$ 5,000
Graf Acquisition Corp. IV [Member]
Current
Federal							438,374
Deferred
Federal						$ 518,081	(539,887)
Valuation allowance						(518,081)	539,887
Provision for income taxes	$ 286,778	$ (15,402)	$ 690,772	$ (15,402)	$ (164,076)	$ 0	$ 438,374